SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

(a)	During the year ended December 31, 2012, Altira Developments applied for an amendment to the land concession contract, including the increase of the total gross floor area, to reflect the construction plans approved by the Macau Government and to enable final registration of the Taipa Land. In January 2013, Altira Developments accepted the initial terms for the revision of the land lease agreement which require an additional land premium of approximately $2,449 payable to the Macau Government upon completion of the amendment, and revise the government land use fees to approximately $186 per annum. Following the publication in the Macau official gazette of such revision, the land grant amendment process will be complete.

(b)	In January 2013, the Taiwanese authorities commenced investigating certain alleged violations of Taiwan banking laws by certain employees of the Taiwan branch office of the Company’s subsidiary. In an attempt to prevent the dissipation of any potential personal gains made by these employees from such alleged violations, the Taiwanese authorities have frozen one of the Taiwan branch office’s deposit accounts in Taiwan, which had a balance of approximately New Taiwan dollar 2.98 billion (equivalent to $102,227) at the time the account was frozen. No funds have been confiscated from the account. The Group is taking action to request the Taiwanese authorities to unfreeze the account. As of December 31, 2012, there was no material impact to the financial position and results of operation of the Group. Based on the progress of investigation to date which is in preliminary stage, management is currently unable to determine the probability of the outcome of this matter, the extent of materiality, or the range of reasonably possible loss, if any. As at the date of this report, the deposit account is presented as restricted cash.

(c)	On January 28, 2013, the definitive agreement of the Studio City Project Facility was executed with minor changes to the terms and conditions set out in the Commitment Letter, further details of the Studio City Project Facility was disclosed in Note 11.

(d)	On January 28, 2013, MCE Finance made a cash tender offer to purchase the 2010 Senior Notes at a cash consideration plus accrued interest and also solicited consents to amend the terms of the 2010 Senior Notes to substantially remove the debt incurrence, restricted payment and other restrictive covenants (the “Tender Offer”). Closing of the Tender Offer and consent solicitation were conditioned upon MCE Finance receiving net proceeds from offering of the 2013 Senior Notes (as described below) in an amount sufficient to purchase the tendered 2010 Senior Notes and related fees and expenses and other general conditions. The Tender Offer expired on February 26, 2013 and $599,135 aggregate principal amount of the 2010 Senior Notes were tendered. On February 27, 2013, MCE Finance elected to redeem the remaining outstanding 2010 Senior Notes in aggregate principal amount of $865 on March 28, 2013, at a price equal to 100% of the principal amount outstanding plus applicable premium as of, and accrued and unpaid interest to March 28, 2013.

(e)	On February 7, 2013, MCE Finance issued and listed the 5% senior notes due 2021 of $1,000,000 (the “2013 Senior Notes”) on the SGX-ST. The 2013 Senior Notes are general obligations of MCE Finance, rank equally in right of payment to all existing and future senior indebtedness of MCE Finance and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Finance and effectively subordinated to all of MCE Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt. Certain subsidiaries of MCE Finance (the “2013 Senior Notes Guarantors”) jointly, severally and unconditionally guarantee the 2013 Senior Notes on a senior basis. The 2013 Senior Notes were issued at par and mature on February 15, 2021. Interest on the 2013 Senior Notes is accrued at a rate of 5% per annum and is payable semi-annually in arrears on February 15 and August 15 of each year, commencing on August 15, 2013.

The net proceeds from the offering of the 2013 Senior Notes, after deducting the underwriting commissions and other expenses of approximately $14,500, was approximately $985,500. The Group used the net proceeds from the offering (i) to repurchase in full the 2010 Senior Notes and fund the related costs as described above, and (ii) the entire remainder of the net proceeds thereafter for the partial repayment of the RMB Bonds as described below.

(f)	Further to an amendment request applied in 2011 by Melco Crown (COD) Developments Limited (“Melco Crown (COD) Developments”), on February 25, 2013, the Macau Government issued a land grant amendment proposal to Melco Crown (COD) Developments, which contemplates the development of additional five-star hotel areas in replacement of the four-star apartment hotel areas currently contemplated in such land grant and to extend the development period of the City of Dreams land grant until the date falling 4 years after publication of the amendment in the Macau official gazette, which require an additional land premium of approximately $23,344 and revise the government land use fees to approximately $1,235 per annum. In March 2013, Melco Crown (COD) Developments and Melco Crown Macau accepted the amendments as set forth in the aforesaid land grant amendment proposal. Following the publication in the Macau official gazette of such revision, the land grant amendment process will be complete.

(g)	On March 4, 2013, the Company prepaid in full the Deposit-Linked Loan in aggregate principal amount of HK$2,748,500,000 (equivalent to $353,278) with accrued interest and a deposit in an amount of RMB2,300,000,000 (equivalent to $368,177) from the proceeds of the RMB Bonds, for security of the Deposit-Linked Loan, was released on the same date.

(h)	On March 11, 2013, the Company early redeemed the RMB Bonds in aggregate principal amount of RMB2,300,000,000 (equivalent to $368,177) together with accrued interest.

(i)	On March 13, 2013, MCE Holdings (Philippines) Corporation (“MCE Holdings Philippines”, an indirect subsidiary of the Company), MCE Holdings No.2 (Philippines) Corporation (“MCE Holdings No.2”, a wholly-owned subsidiary of MCE Holdings Philippines) and MCE Leisure Philippines, a wholly-owned subsidiary of MCE Holdings No.2 (collectively, the “MCE Holdings Group”) and the Philippine Parties together became co-licensees (the “Licensees”) under the provisional license (the “Provisional License”) granted by the Philippine Amusement and Gaming Corporation (“PAGCOR”) for the establishment and operation of the Philippines Project. The Provisional License, as well as any regular license to be issued to replace it upon satisfaction of certain conditions, will expire on July 11, 2033. Under the Provisional License, MCE Leisure Philippines will operate the casino business of the Philippines Project.

On March 13, 2013, the cooperation agreement and the lease agreement as mentioned in Note 1 became effective, with minor changes on the original terms. In addition, MCE Leisure Philippines and the Philippine Parties entered into an operating agreement on March 13, 2013, pursuant to which MCE Leisure Philippines has been granted the exclusive right to manage, operate and control the Philippines Project. Under the operating agreement, PLAI has the right to receive monthly payments from MCE Leisure Philippines, based on the performance of gaming operations of the Philippines Project, and MCE Leisure Philippines has the right to retain all revenues from non-gaming operations of the Philippines Project.

The Provisional License specifies that the Licensees must invest $1,000,000 in the Philippines Project, of which the MCE Holdings Group is responsible for contributing at least $500,000 and the Philippine Parties are responsible for contributing at least $500,000, as set forth in the cooperation agreement which became effective on March 13, 2013 as mentioned above. PAGCOR has required $650,000, or 65.0% of the $1,000,000 required investment commitment, to be fully utilized and invested in the Philippines Project by its opening, and the remaining $350,000 to be invested within three years of the casino opening, subject to further discussion with PAGCOR.

The Provisional License requires the Licensees to pay to PAGCOR (i) monthly license fees ranging from 15.0% to 25.0% of casino revenues, (ii) cultural promotion fees of 2.0% of casino revenues, with certain exclusions, and (iii) an additional fee of 5.0% of non-gaming revenues, excluding hotel operations. In addition, the Provisional License sets forth certain terms relating to liquidity, working capital and minimum local purchasing and employment requirements.